Label	Element	Value
VegTechTM Food Innovation & Climate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VegTechTM Food Innovation & Climate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VegTechTM Food Innovation & Climate ETF (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 117.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.99%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets found in the “Financial Highlights” section of this Prospectus, which reflects the Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in innovative and sustainable solutions in the food and materials sectors. This involves investing across the entire food and materials supply chain, starting with agriculture technology (“AgTech”) and proceeding through food, nutrition, bio-tech, flavor and texture, ingredient and consumer goods companies. These types of companies focus on enhancing the sustainability and efficiency of the food and materials supply system, often using regenerative practices.
The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of innovative companies focused on sustainable, regenerative and resilient food systems (“VegTechTM Companies”) or companies making a positive impact on climate change matters (“Climate Companies”). VegTechTM Companies are companies that (1) innovate or use technology in their primary products by utilizing at least one plant ingredient, or innovate or use technology to enable or support companies that do the same; and (2) the end product enables regenerative practices, resilient food systems, or plant-, nature- or bio-based materials. The Adviser believes that VegTechTM Companies are a critical component in the global food and materials systems shift towards sustainability, resiliency and efficiency, and that they promote positive climate change. Further, the Adviser believes that these companies provide a path towards capitalizing on and supporting sustainable, regenerative food systems and materials transformation.
Regenerative refers to practices or products that prioritize plant-based solutions and reduce land use by avoiding industrial animal feed operations or monocropping, supporting the restoration of ecosystems and aligning with the Intergovernmental Panel on Climate Change’s (“IPCC”) focus on land sparing for sustainability and climate-positive outcomes. The IPCC is a United Nations body tasked with assessing the science related to climate change.

In looking for VegTechTM Companies, the Adviser searches for companies it considers to be innovators in developing products and technologies contributing to a nutritional, resilient, efficient and sustainable food supply system, such as plant-based and regenerative products, diversified proteins, innovative production and materials processes, advancements in nutrition, food and bio-tech innovations, and the latest technology and advancements in scientific research.
Technology is a critical element of these advancements. It includes agriculture and AgTech, such as agricultural robotics companies, and innovative sustainable materials and scientific services. It can include bio-technology such as cell-cultured and precision fermentation technology companies that use sustainable carbohydrates in the process of growing cells, nutrients, proteins, flavors, and ingredients.
To be considered an innovator by the Adviser, a company should work to advance a nutritious, resilient, efficient and sustainable food supply system and may use at least one plant or plant-derived ingredient and the end product, component, or service must enable protein diversification, regenerative foods or regenerative materials; or, the company may help other businesses create diversified protein or regenerative foods or materials along the supply chain by offering specialized products, machinery, services, or technologies. These companies are part of a long-term secular trend towards building a food and materials supply system that is efficient and sustainable and prolific with the end goal of feeding more people, more nutritiously, in a shorter amount of time, using fewer resources while creating less damage.
The Adviser looks for VegTechTM Companies that are also part of a circular economy with an established food waste goal or policy. These companies may make commitments to ensure that products are sourced responsibly to minimize deforestation and biodiversity loss through certifications. Biodiversity loss is defined as the reduction in the variety of life across the globe, primarily driven by land/sea-use change (such as from deforestation caused by the meat and dairy sector when converting forests to pastureland), overuse of natural resources (such as overfishing and deforestation), climate change, pollution, and the introduction of non-native species that overtake native species. Deforestation refers to the conversion of forested land to non-forest uses in a manner that falls outside of recognized sustainability standards (such as those set by the Roundtable on Sustainable Palm Oil, RSPO or Forest Stewardship Council, FSC), contrasting with sustainable forestry that ensure long-term ecological balance and biodiversity conservation.
Further, the company should show positive performance potential, as determined through an analysis of quantitative and fundamental data, analyst price targets, or expert knowledge of the sector. Additionally, a VegTechTM Company produces no primary products designed solely for industrial farm animal production (“primary products” meaning more than 50% of revenues come in their entirety from the sale of these products, as shown conclusively in a public financial statement), must not perform animal testing unless required to do so by law in order to bring a product to market, and must have a minimum market capitalization of $25 million.
For a VegTechTM Company to qualify as such, the issuer’s plant-based “primary products,” “primary services,” or “primary assets” must account for more than 50% of the company’s revenues or assets, as disclosed in public financial statements as available. The Adviser performs a qualitative and quantitative analysis as feasible to determine whether a company is a VegTechTM Company.
The Adviser believes VegTechTM Companies contribute to several United Nations (UN) Sustainable Development Goals (“SDG”). Within the SDG framework, these goals include “Climate Action,” “Life on Land,” “Life Below Water,” “Zero Hunger,” and “Good Health and Well-being.”
To qualify as a Climate Company, the issuer must meet at least one of the following criteria:
(1) The company has committed to reducing greenhouse gas emissions by signing a pledge to measure and reduce those emissions. Acceptable pledges include, but are not limited to, the United Nations “Climate Neutral Now” and Global Optimism’s “The Climate Pledge;”
(2) The company sells a product that generates less greenhouse gas emissions than typical replacement products, as determined by a formal evaluation. Acceptable evaluations follow the standards defined by the International Organization for Standardization (ISO 14040 or ISO 14044);
(3) The company has disclosed a commitment to reducing greenhouse gas emissions;
(4) The company has greenhouse gas emissions lower than its average peer, per unit of sales or assets, as measured by Bloomberg or a similar data provider; or
(5) The company has a Climate Rating from a third-party data provider such as Bloomberg that is above average for peers or that indicates the company is aligned with the Paris Agreement to limit global warming to 2 and preferably 1.5 degrees Celsius.
The Fund will predominantly invest in the equity securities of VegTechTM and Climate companies, which may include, but are not limited to, common and preferred publicly-traded stocks of U.S. and foreign companies, rights and warrants, partnership interests and business trust shares. The Fund may also invest in initial public offerings (“IPOs”) of VegTechTM or Climate companies or in companies that have recently completed an IPO. The Fund’s foreign investments may be direct or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s portfolio is expected to be a focused portfolio with typically fewer than 50 holdings, although the number of such holdings may increase over time if the universe of VegTechTM and Climate companies increases. The Fund may experience high portfolio turnover from time to time.
The Adviser maintains an internal, proprietary, and systematic research process to determine which companies qualify as VegTechTM or Climate companies. The Adviser conducts its own screening research by reviewing financial statements, websites, and brochures. The Adviser may also conduct company interviews and analyzes product labels prior to investing in any company.
In identifying VegTechTM Companies, the Adviser considers companies with primary products, services, or assets in the following categories:
•Regenerative and Plant-based Companies. Companies that produce end products that are typically derived from plants, fungi, microbes, cells or algae, to support a sustainable, efficient and nutritious food supply system. These may include companies that employ food scientists to develop beef alternatives or diversified proteins that use less land and water and generate less methane than industrial animal agriculture, or may include food or materials companies that produce products that include plants and plant derivatives. It could also include companies that offer products or services that support and enable the protein diversification category, such as specialized food processors, and food machinery companies.

•Bio-Technology Companies. Companies that utilize biology and nature-based foundations at scale through the help of science and technology in order to produce more food and materials while using fewer resources and creating less environmental damage. An example may be fermentation companies or precision fermentation companies. Precision fermentation companies grow algae or microbes, such as yeasts and fungi fed with plant-derived carbohydrates to produce nutrients, diversified proteins, flavors, and ingredients. These companies may include one that uses microbes in a bioreactor to produce casein, whey, or heme. These companies can produce greater quantities of food in a way that significantly reduces the need for deleterious industrial farming of protein, thus reducing the use of land, water and antibiotics and positively impacting food security. It could also include companies that support and enable the category such as a bioreactor maker or a yeast bioengineering company.

•Regenerative Agricultural and AgTech Companies. Companies that produce plants (vegetables, pulses, tubers, legumes, fruits, nuts, seeds, and grains), fungi, microbes, and algae; or companies that offer technologies, services, or products that support the business of sustainable agriculture. These companies may include ones using vertical farming technology and robotics to grow food near population centers with less land, water, pesticide, and manure than standard industrialized animal factories, furthering the Fund’s sustainability goals. It may include companies that support and enable this category, such as makers of farm equipment, sustainable fertilizers, water conservation equipment, carbon sequestration services, biodiversity protection services, agroecology services, greenhouse technology, or offer robotic and automation tools for plant-based farming.

•Regenerative Materials and Packaging. It includes issuers that use plant-based, bio-based or nature-based ingredients in their products, including cosmetics companies that do not engage in animal testing unless required by law. These companies could produce eco-friendly packaging, body care products, textiles, building materials, or various biodegradable and compostable materials, for example. Companies may use biobased inputs such as food waste, and turn it into usable materials while diverting it from landfills, as part of a circular economy. It may include companies with products or services that support and enable the category, such as companies that engage in ecologically minded construction or develop machinery for biobased recycling.

•Scientific Services. Companies in bioengineering, bioscience, nutrition, or food science that support or enable businesses in sustainable food production.

The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

The Adviser may sell securities from the portfolio if the company’s fundamentals no longer meet the Adviser’s criteria for a VegTechTM Company. The Adviser may sell a security when its price reaches a set target, or if it believes that other investments are more attractive, or for other reasons we may determine. In selling a security, the Adviser will take into account prudent portfolio management practices and the interests of shareholders, which may result in the position being sold over a period of time, rather than immediately, even if the issuer no longer qualifies as a VegTechTM or Climate Company.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of innovative companies focused on sustainable, regenerative and resilient food systems (“VegTechTM Companies”) or companies making a positive impact on climate change matters (“Climate Companies”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund’s shares from year to year. The table shows how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at eatv.vegtechinvest.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows gives some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eatv.vegtechinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q3 2024	Q2 2022
9.90%	-20.37%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. The return after taxes on distribution and sale of fund shares may be higher than the return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.

VegTechTM Food Innovation & Climate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
VegTechTM Food Innovation & Climate ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
VegTechTM Food Innovation & Climate ETF | Climate Change And VegTechTM Policy Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Climate Change and VegTechTM Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTechTM and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.
VegTechTM Food Innovation & Climate ETF | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
VegTechTM Food Innovation & Climate ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
VegTechTM Food Innovation & Climate ETF | ETF Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
VegTechTM Food Innovation & Climate ETF | ETF Risk, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
VegTechTM Food Innovation & Climate ETF | ETF Risk, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
VegTechTM Food Innovation & Climate ETF | ETF Risk, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
VegTechTM Food Innovation & Climate ETF | ETF Risk, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
VegTechTM Food Innovation & Climate ETF | Initial Public Offering Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.
VegTechTM Food Innovation & Climate ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.
VegTechTM Food Innovation & Climate ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
VegTechTM Food Innovation & Climate ETF | Newer Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
VegTechTM Food Innovation & Climate ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.
VegTechTM Food Innovation & Climate ETF | Market Capitalization Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Capitalization Risk.
•Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
•Small Market Capitalization Risks. Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

VegTechTM Food Innovation & Climate ETF | Market Capitalization Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Large-Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
VegTechTM Food Innovation & Climate ETF | Market Capitalization Risk, Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
VegTechTM Food Innovation & Climate ETF | Market Capitalization Risk, Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Small Market Capitalization Risks. Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
VegTechTM Food Innovation & Climate ETF | Sector Emphasis Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.
VegTechTM Food Innovation & Climate ETF | Portfolio Turnover Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.
VegTechTM Food Innovation & Climate ETF | Third-Party Data Provider Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Third-Party Data Provider Risk. In evaluating issuers, the Adviser may rely upon information and data, including from third-party data providers and companies. The data obtained from third-party data providers or companies may be limited, incomplete, inaccurate, or unavailable, or may present conflicting information and data with respect to an issuer, which in each case could cause the Adviser to incorrectly assess an issuer’s business practices as they relate to the Fund’s investment criteria.
VegTechTM Food Innovation & Climate ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2021
VegTechTM Food Innovation & Climate ETF | VegTechTM Food Innovation & Climate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EATV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Annual Return 2022	rr_AnnualReturn2022	(35.13%)
Annual Return 2023	rr_AnnualReturn2023	0.68%
Annual Return 2024	rr_AnnualReturn2024	5.57%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2021
VegTechTM Food Innovation & Climate ETF | VegTechTM Food Innovation & Climate ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(11.71%)
VegTechTM Food Innovation & Climate ETF | VegTechTM Food Innovation & Climate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.57%)

[1]	Pursuant to an investment advisory agreement, VegTechTM LLC (“VegTech” or the “Adviser”) pays all other expenses of the Fund (other than taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy)).
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets found in the “Financial Highlights” section of this Prospectus, which reflects the Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).